STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 13, 2024	Feb. 02, 2024	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	May 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000,000	10,000,000	10,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Stock issued during period, shares, new issues			18,000
Warrants and Rights Outstanding, Term								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				59,182	59,182			4,800
Fair Value Adjustment of Warrants					$ (142,319)
Warrants issued					59,182
Fair value per share				$ 17.50
Warrants issued				59,182	59,182
Merger Arrangement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues					149,343
Common Stock, Shares, Outstanding					13,098
Exchange ratio					1140.20%
Merger Arrangement [Member] | TruGolf Nevada [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues					149,343
Common Stock, Shares, Outstanding					13,098
Exchange ratio					11.402%
Pre Merger Common Stock [Member]
Class of Stock [Line Items]
Aggregate shares issued						717
Fair value per share						$ 5,475
Accrued interest						$ 3,925,273
Pre Merger Common Stock [Member] | Consultants [Member]
Class of Stock [Line Items]
Aggregate shares issued						821
Fair value per share						$ 5,473
Pre Merger Common Stock [Member] | Two Executives [Member]
Class of Stock [Line Items]
Aggregate shares issued						252
Fair value per share						$ 5,473
Previously Reported [Member] | Merger Arrangement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues					149,343
Common Stock, Shares, Outstanding					262
Exchange ratio					57000.00%
PIPE Convertible Notes [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues	3,812
Common Class A [Member]
Class of Stock [Line Items]
Voting rights				The Class A Common Stock has voting rights of 1 vote per share and votes as a single class together with the Class B Common Stock
Stock issued during period, shares, new issues				13,240	14,461
Shares Issued, Price Per Share				$ 125
Stock Issued During Period, Value, New Issues				$ 1,655,000
Common Stock, Shares, Outstanding				583,699	52,411
Warrants issued		28,182
Common Class A [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding					522,411	262
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share					$ 26.00
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share					$ 49.00
Common Class A [Member] | PIPE Convertible Notes [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues				48,048	275,743
Common Class A [Member] | PIPE Convertible Notes [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 17.00	$ 27.50
Common Class A [Member] | PIPE Convertible Notes [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 30.00	$ 1.50
Common Class B [Member]
Class of Stock [Line Items]
Voting rights				The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock	voting rights of 25 votes per share
Common Stock, Shares, Outstanding				34,337	34,337	0
Common stock issued in connection with exchange					34,337
Warrants issued		31,000
Common Class B [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding					34,337
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		28,182		28,182	28,182
Warrant, exercise price		$ 650.00			$ 4.50		$ 4.50
Fair Value Adjustment of Warrants		$ 126,819
Warrants issued				0
Warrants issued		28,182
Series A Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		28,182
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term		2 years 6 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		31,000		31,000	31,000
Warrant, exercise price		$ 500.00			$ 0.50		$ 0.50
Fair Value Adjustment of Warrants		$ 15,500
Warrants issued				0
Warrants issued		31,000
Series B Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		31,000
Series A and B Warrants [Member]
Class of Stock [Line Items]
Warrants issued					2